UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22032

Name of Fund:  BlackRock International Growth and Income Trust (BGY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Growth and Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.7%
Anheuser-Busch InBev NV	115,646	$14,127,882
Canada — 3.6%
Element Financial Corp. (a)(b)	936,300	12,655,999
Enbridge, Inc. (b)	148,600	7,162,789
Gildan Activewear, Inc. (b)	239,600	7,063,806
MEG Energy Corp. (a)(b)	239,900	3,875,373

		30,757,967
China — 5.7%
Alibaba Group Holding — ADR (a)(b)	72,474	6,032,736
Baidu, Inc. — ADR (a)(b)	48,320	10,069,888
Beijing Enterprises Water Group Ltd.	9,286,000	6,314,524
China Construction Bank Corp., Class H	6,841,000	5,677,942
CSR Corp Ltd., Class H (Acquired 7/29/14, cost $6,036,455) (c)	5,298,000	6,996,104
Qunar Cayman Islands Ltd. — ADR (a)(b)	113,300	4,673,625
Tencent Holdings Ltd.	440,800	8,369,494

		48,134,313
France — 6.1%
AXA SA	614,300	15,461,367
BNP Paribas SA	167,500	10,191,669
Dassault Aviation SA	967	1,170,398
Orange SA	614,400	9,866,956
Schneider Electric SE	87,600	6,816,899
Unibail-Rodamco SE — REIT	31,100	8,398,091

		51,905,380
Germany — 5.6%
Bayer AG	65,800	9,844,688
Continental AG	30,200	7,111,965
Henkel AG & Co. KGaA	73,700	8,656,866
Infineon Technologies AG	602,485	7,167,695
SAP SE	126,300	9,128,596
Wacker Chemie AG	47,578	5,491,849

		47,401,659
Hong Kong — 2.1%
AIA Group Ltd.	2,042,152	12,821,622
Melco Crown Entertainment Ltd. — ADR (b)	242,100	5,195,466

		18,017,088
India — 3.0%
Bharti Infratel Ltd.	462,459	2,845,049
HDFC Bank Ltd.	511,902	9,844,057
ITC Ltd.	962,700	5,012,616
Tata Motors Ltd. — ADR (b)(d)	167,600	7,552,056

		25,253,778
Indonesia — 1.1%
Global Mediacom Tbk PT	23,528,302	3,144,449
Matahari Department Store Tbk PT	3,998,580	6,013,125

		9,157,574

Common Stocks	Shares	Value
Ireland — 5.2%
Dalata Hotel Group PLC (a)	1,128,668	$4,429,623
Green REIT PLC	3,922,259	6,899,653
Kingspan Group PLC	303,813	5,788,649
Ryanair Holdings PLC — ADR	153,986	10,281,645
Shire PLC — ADR (b)	68,900	16,487,081

		43,886,651
Israel — 2.2%
Teva Pharmaceutical Industries Ltd. — ADR (b)	304,000	18,939,200
Italy — 2.3%
Banca Generali SpA (b)	321,400	10,077,630
UniCredit SpA (b)	1,355,700	9,193,361

		19,270,991
Japan — 8.4%
Chugai Pharmaceutical Co. Ltd.	178,100	5,621,001
FANUC Corp.	32,000	6,986,042
Mitsubishi Estate Co. Ltd.	485,000	11,248,104
Nabtesco Corp.	313,500	9,056,773
ORIX Corp.	488,900	6,869,597
Shinsei Bank Ltd.	4,463,000	8,873,957
SMC Corp.	27,200	8,099,175
Toyota Motor Corp.	199,600	13,932,824

		70,687,473
Mexico — 0.6%
Cemex SAB de CV — ADR (a)	556,848	5,273,351
Netherlands — 4.3%
Aalberts Industries NV	215,052	6,768,185
ASML Holding NV	82,600	8,373,913
Koninklijke Philips NV	143,200	4,062,564
Royal Dutch Shell PLC, A Shares	581,400	17,348,137

		36,552,799
New Zealand — 1.0%
Xero Ltd. (a)	164,700	2,955,248
Xero Ltd. (Acquired 10/15/13, cost $4,566,935) (a)(c)	300,605	5,393,821

		8,349,069
Norway — 1.3%
Statoil ASA	613,500	10,847,545
Peru — 0.6%
Credicorp Ltd. (b)	34,500	4,851,735
South Africa — 0.9%
Naspers Ltd., N Shares	50,300	7,715,568
South Korea — 2.8%
Coway Co. Ltd.	64,300	5,292,205
Samsung Electronics Co. Ltd.	9,542	12,373,621
SK Hynix, Inc.	136,700	5,583,734

		23,249,560

Portfolio Abbreviations
ADR	American Depositary Receipt	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwan Dollar
CHF	Swiss Franc	KRW	South Korean Won	USD	US Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	REIT	Real Estate Investment Trust

MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain — 1.5%
NH Hotel Group SA (a)	1,239,078	$6,765,869
Sacyr SA (a)	1,487,650	6,242,515

		13,008,384
Sweden — 1.4%
Nordea Bank AB	1,004,536	12,235,728
Switzerland — 8.6%
Actelion Ltd.	46,515	5,364,740
Adecco SA	58,200	4,837,787
Novartis AG	289,300	28,554,052
Roche Holding AG	80,923	22,237,001
UBS Group AG	621,300	11,712,509

		72,706,089
Taiwan — 1.3%
Hermes Microvision, Inc.	114,437	6,583,792
Largan Precision Co. Ltd.	53,000	4,564,877

		11,148,669
United Kingdom — 18.8%
ARM Holdings PLC	462,300	7,508,309
AstraZeneca PLC	311,100	21,347,110
BAE Systems PLC	1,128,300	8,743,794
BP PLC	1,299,200	8,421,590
Crest Nicholson Holdings PLC	1,125,346	7,086,582
Diageo PLC	241,000	6,659,846
Hargreaves Lansdown PLC	228,177	3,892,050
Imperial Tobacco Group PLC	373,300	16,375,207
Liberty Global PLC, Class A (a)(b)	339,700	17,484,359
Lloyds Banking Group PLC	8,863,600	10,274,087
Metro Bank PLC (Acquired 1/15/14, cost $4,917,700) (a)(c)	231,026	4,547,661
Nomad Holdings Ltd. (a)	475,571	5,350,174
Prudential PLC	330,200	8,194,023
SABMiller PLC	261,200	13,682,061
Vodafone Group PLC	2,617,900	8,566,583
Whitbread PLC	141,700	11,002,947

		159,136,383
United States — 2.3%
Las Vegas Sands Corp. (b)(d)	69,000	3,797,760
Samsonite International SA	3,602,100	12,534,238
Sensata Technologies Holding NV (a)(b)	60,700	3,487,215

		19,819,213
Total Common Stocks — 92.4%		782,434,049

Investment Companies	Shares	Value
United Kingdom — 0.8%
Kennedy Wilson Europe Real Estate PLC	429,439	$7,000,926

Preferred Stocks
India — 0.8%
Snapdeal.com, Series F (Acquired 5/07/14, cost $2,825,580), 0.00% (a)(c)	398	4,756,346
Snapdeal.com, Series G (Acquired 10/31/14, cost $1,112,870), 0.00% (a)(c)	132	1,577,481
Total Preferred Stocks — 0.8%		6,333,827

Warrants (e)
United Kingdom — 0.0%
Nomad Holdings Ltd., Expires 4/18/17	475,571	192,606
Total Long-Term Investments (Cost — $718,460,512) — 94.0%		795,961,408

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (f)(g)	48,595,565	48,595,565
Total Short-Term Securities (Cost — $48,595,565) — 5.8%		48,595,565
Total Investments Before Options Written (Cost — $767,056,077*) — 99.8%		844,556,973

Options Written
(Premiums Received — $8,914,410) — (1.3)%		(10,962,756)
Total Investments Net of Options Written — 98.5%		833,594,217
Other Assets Less Liabilities — 1.5%		12,963,197

Net Assets — 100.0%		$846,557,414

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$773,418,731

Gross unrealized appreciation	$96,329,227
Gross unrealized depreciation	(25,190,985)

Net unrealized appreciation	$71,138,242

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Restricted securities as to resale. As of March 31, 2015 the Trust held 2.7% of its net assets, with a current market value of $23,271,413 and its original cost of $19,459,540, in the security.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(e)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

2	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

(f)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares/ Beneficial Interest Held at December 31, 2014	Net Activity	Shares/ Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	38,787,564	9,808,001	48,595,565	$9,842
BlackRock Liquidity Series, LLC, Money Market Series	$870,139	$(870,139)	—	$173,551

(g)	Represents the current yield as of report date.

•	As of March 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Alibaba Group Holding — ADR	Call	USD	88.00	4/02/15	178	$(356)
Tata Motors Ltd. — ADR	Call	USD	50.00	4/02/15	312	(14,040)
Tata Motors Ltd. — ADR	Call	USD	44.50	4/06/15	74	(6,105)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	58.50	4/06/15	270	(103,950)
UniCredit SpA	Call	EUR	6.40	4/06/15	300	(8,822)
Alibaba Group Holding — ADR	Call	USD	88.00	4/10/15	179	(1,969)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	57.50	4/10/15	214	(105,930)
Baidu, Inc. — ADR	Call	USD	210.00	4/17/15	43	(14,835)
Banca Generali SpA	Call	EUR	27.00	4/17/15	785	(189,561)
Banca Generali SpA	Call	EUR	28.00	4/17/15	110	(15,256)
Credicorp Ltd.	Call	USD	140.00	4/17/15	83	(22,618)
Element Financial Corp.	Call	CAD	14.00	4/17/15	1,000	(242,786)
Element Financial Corp.	Call	CAD	15.00	4/17/15	1,340	(222,178)
Gildan Activewear, Inc.	Call	CAD	38.00	4/17/15	600	(14,922)
Las Vegas Sands Corp.	Call	USD	57.50	4/17/15	85	(4,802)
Liberty Global PLC, Class A	Call	USD	50.00	4/17/15	525	(108,938)
MEG Energy Corp.	Call	CAD	28.00	4/17/15	300	(1,421)
Melco Crown Entertainment Ltd. — ADR	Call	USD	24.00	4/17/15	250	(3,125)
Qunar Cayman Islands Ltd. — ADR	Call	USD	35.00	4/17/15	68	(43,520)
Qunar Cayman Islands Ltd. — ADR	Call	USD	45.00	4/17/15	60	(3,150)
Sensata Technologies Holding NV	Call	USD	55.00	4/17/15	303	(79,538)
Shire PLC — ADR	Call	USD	240.00	4/17/15	200	(118,000)
Shire PLC — ADR	Call	USD	250.00	4/17/15	30	(9,600)
Tata Motors Ltd. — ADR	Call	USD	50.00	4/17/15	341	(10,230)
UniCredit SpA	Call	EUR	6.40	4/17/15	300	(38,655)
Tata Motors Ltd. — ADR	Call	USD	46.50	4/24/15	111	(9,990)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	62.00	4/24/15	334	(60,120)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	63.00	4/24/15	500	(64,750)
Baidu, Inc. — ADR	Call	USD	220.00	5/01/15	198	(71,775)
Liberty Global PLC, Class A	Call	USD	52.40	5/01/15	510	(58,246)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	62.00	5/01/15	334	(69,806)
Banca Generali SpA	Call	EUR	29.00	5/15/15	111	(10,414)
Element Financial Corp.	Call	CAD	16.00	5/15/15	1,000	(102,641)
Element Financial Corp.	Call	CAD	16.50	5/15/15	1,340	(100,509)
Enbridge, Inc.	Call	CAD	62.00	5/15/15	112	(13,441)
Enbridge, Inc.	Call	CAD	64.00	5/15/15	113	(6,914)
Gildan Activewear, Inc.	Call	CAD	38.00	5/15/15	600	(48,557)
Las Vegas Sands Corp.	Call	USD	60.00	5/15/15	85	(6,162)
MEG Energy Corp.	Call	CAD	24.00	5/15/15	225	(11,458)
UniCredit SpA	Call	EUR	6.60	5/15/15	150	(24,715)
Las Vegas Sands Corp.	Call	USD	60.00	6/19/15	85	(9,988)
Total						$(2,053,793)

MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	As of March 31, 2015, over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	63.44	4/02/15	26,000	$(34)
Chugai Pharmaceutical Co. Ltd.	UBS AG	Call	JPY	3,556.75	4/08/15	88,000	(169,091)
Henkel AG & Co. KGaA	JPMorgan Chase Bank N.A.	Call	EUR	104.42	4/08/15	1,400	(7,579)
Henkel AG & Co. KGaA	Morgan Stanley & Co. International PLC	Call	EUR	107.40	4/08/15	12,000	(32,669)
Imperial Tobacco Group PLC	BNP Paribas S.A.	Call	GBP	30.36	4/08/15	30,000	(14,512)
Imperial Tobacco Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	33.18	4/08/15	40,000	(460)
Mitsubishi Estate Co. Ltd.	Goldman Sachs International	Call	JPY	2,809.01	4/08/15	158,000	(61,098)
Naspers Ltd., N Shares	Bank of America N.A.	Call	ZAR	1,726.74	4/08/15	24,700	(311,943)
Orange SA	UBS AG	Call	EUR	16.01	4/08/15	150,000	(2,701)
Prudential PLC	Deutsche Bank AG	Call	GBP	16.37	4/08/15	47,000	(26,424)
Prudential PLC	Morgan Stanley & Co. International PLC	Call	GBP	16.25	4/08/15	47,000	(33,849)
SABMiller PLC	Morgan Stanley & Co. International PLC	Call	GBP	38.25	4/08/15	58,500	(4,873)
Samsonite International SA	Goldman Sachs International	Call	HKD	24.81	4/08/15	250,200	(70,151)
SMC Corp.	JPMorgan Chase Bank N.A.	Call	JPY	33,516.85	4/08/15	12,600	(237,077)
Toyota Motor Corp.	UBS AG	Call	JPY	7,730.54	4/08/15	64,000	(343,151)
Vodafone Group PLC	Bank of America N.A.	Call	GBP	2.28	4/08/15	543,000	(3,240)
Whitbread PLC	Bank of America N.A.	Call	GBP	53.08	4/08/15	22,900	(12,575)
Anheuser-Busch InBev NV	Bank of America N.A.	Call	EUR	113.98	4/09/15	58,600	(89,128)
Anheuser-Busch InBev NV	Goldman Sachs International	Call	EUR	109.94	4/09/15	39,000	(174,559)
Infineon Technologies AG	Goldman Sachs International	Call	EUR	9.65	4/09/15	262,000	(401,116)
NH Hotel Group SA	Bank of America N.A.	Call	EUR	4.46	4/09/15	75,000	(49,932)
ORIX Corp.	Goldman Sachs International	Call	JPY	1,338.75	4/09/15	125,000	(361,159)
BAE Systems PLC	Goldman Sachs International	Call	GBP	5.17	4/10/15	246,000	(35,516)
Enbridge, Inc.	Goldman Sachs International	Call	CAD	61.75	4/13/15	25,800	(14,085)
ARM Holdings PLC	Goldman Sachs International	Call	GBP	11.39	4/14/15	92,000	(16,109)
AstraZeneca PLC	UBS AG	Call	GBP	45.15	4/14/15	16,100	(32,709)
Lloyds Banking Group PLC	Goldman Sachs International	Call	GBP	0.76	4/14/15	700,000	(27,124)
NH Hotel Group SA	Goldman Sachs International	Call	EUR	4.62	4/14/15	70,000	(36,027)
Roche Holding AG	Bank of America N.A.	Call	CHF	262.94	4/14/15	17,500	(115,274)
Royal Dutch Shell PLC, A Shares	Goldman Sachs International	Call	EUR	28.70	4/14/15	155,000	(18,348)
Royal Dutch Shell PLC, A Shares	Morgan Stanley & Co. International PLC	Call	EUR	29.21	4/14/15	71,000	(2,132)
Ryanair Holdings PLC — ADR	Deutsche Bank AG	Call	USD	64.71	4/14/15	37,000	(105,881)
Statoil ASA	Bank of America N.A.	Call	NOK	145.42	4/14/15	41,600	(16,799)
Beijing Enterprises Water Group Ltd.	Goldman Sachs International	Call	HKD	5.35	4/15/15	2,500,000	(19,268)
Hargreaves Lansdown PLC	Morgan Stanley & Co. International PLC	Call	GBP	12.30	4/15/15	107,500	(4,539)
Hermes Microvision, Inc.	Citibank N.A.	Call	TWD	1,674.75	4/15/15	28,000	(124,200)
Imperial Tobacco Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	31.49	4/15/15	56,000	(17,217)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	Call	EUR	17.23	4/15/15	96,900	(73,138)
Nabtesco Corp.	Morgan Stanley & Co. International PLC	Call	JPY	3,237.05	4/15/15	65,000	(125,572)
Orange SA	Goldman Sachs International	Call	EUR	16.18	4/15/15	131,200	(5,198)
Prudential PLC	Bank of America N.A.	Call	GBP	16.38	4/15/15	104,600	(69,005)
Ryanair Holdings PLC — ADR	Credit Suisse International	Call	USD	65.92	4/15/15	37,000	(79,863)
Samsonite International SA	Goldman Sachs International	Call	HKD	26.31	4/15/15	168,000	(22,193)
Toyota Motor Corp.	UBS AG	Call	JPY	8,217.36	4/15/15	28,800	(71,556)
UBS Group AG	UBS AG	Call	CHF	17.00	4/15/15	293,700	(392,794)
Largan Precision Co. Ltd.	UBS AG	Call	TWD	2,755.46	4/22/15	25,000	(48,384)
Lloyds Banking Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	0.80	4/22/15	982,400	(3,930)
ORIX Corp.	Goldman Sachs International	Call	JPY	1,733.68	4/22/15	101,900	(28,101)
Samsonite International SA	Goldman Sachs International	Call	HKD	26.26	4/22/15	315,000	(48,078)
Samsung Electronics Co. Ltd.	Goldman Sachs International	Call	KRW	1,488,740.00	4/22/15	4,600	(69,214)
SK Hynix, Inc.	Citibank N.A.	Call	KRW	44,454.25	4/22/15	59,800	(105,334)
AIA Group Ltd.	Citibank N.A.	Call	HKD	48.04	4/23/15	431,000	(72,029)
Beijing Enterprises Water Group Ltd.	Goldman Sachs International	Call	HKD	4.85	4/23/15	524,000	(28,973)
China Construction Bank Corp., Class H	Citibank N.A.	Call	HKD	6.28	4/23/15	1,680,000	(47,600)
Coway Co. Ltd.	UBS AG	Call	KRW	86,478.00	4/23/15	14,400	(73,698)
CSR Corp Ltd., Class H	Morgan Stanley & Co. International PLC	Call	HKD	9.66	4/23/15	1,300,000	(118,233)
FANUC Corp.	Morgan Stanley & Co. International PLC	Call	JPY	23,774.88	4/23/15	2,700	(60,692)
FANUC Corp.	Morgan Stanley & Co. International PLC	Call	JPY	28,115.75	4/23/15	13,300	(22,239)
Nabtesco Corp.	Morgan Stanley & Co. International PLC	Call	JPY	3,348.15	4/23/15	31,700	(39,791)
Novartis AG	UBS AG	Call	CHF	97.72	4/23/15	94,000	(81,648)

4	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

As of March 31, 2015, over-the-counter options written were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Sacyr SA	Deutsche Bank AG	Call	EUR	4.13	4/23/15	372,000	$(13,307)
Shinsei Bank Ltd.	UBS AG	Call	JPY	249.90	4/23/15	829,000	(21,079)
Koninklijke Philips NV	Deutsche Bank AG	Call	EUR	26.49	4/27/15	37,000	(21,603)
Aalberts Industries NV	UBS AG	Call	EUR	29.15	4/28/15	24,000	(14,913)
Actelion Ltd.	Bank of America N.A.	Call	CHF	119.85	4/28/15	23,200	(24,117)
ARM Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	12.12	4/28/15	46,400	(4,131)
ARM Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	12.32	4/28/15	185,000	(11,195)
AstraZeneca PLC	Goldman Sachs International	Call	GBP	47.78	4/28/15	139,400	(79,221)
Bayer AG	Goldman Sachs International	Call	EUR	142.05	4/28/15	33,000	(93,360)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	18.73	4/28/15	15,000	(3,227)
Nordea Bank AB	Goldman Sachs International	Call	SEK	117.71	4/28/15	140,000	(1,658)
Unibail-Rodamco SE — REIT	Goldman Sachs International	Call	EUR	260.85	4/28/15	8,000	(21,173)
ASML Holding NV	JPMorgan Chase Bank N.A.	Call	EUR	100.22	4/29/15	40,000	(67,907)
Continental AG	Morgan Stanley & Co. International PLC	Call	EUR	226.70	4/29/15	14,100	(65,612)
Imperial Tobacco Group PLC	BNP Paribas S.A.	Call	GBP	31.70	4/29/15	52,000	(31,860)
NH Hotel Group SA	Goldman Sachs International	Call	EUR	4.79	4/29/15	100,000	(41,696)
Tencent Holdings Ltd.	BNP Paribas S.A.	Call	HKD	132.41	4/29/15	205,000	(410,457)
Whitbread PLC	Morgan Stanley & Co. International PLC	Call	GBP	52.52	4/29/15	44,000	(79,115)
Aalberts Industries NV	Goldman Sachs International	Call	EUR	29.91	4/30/15	34,000	(12,242)
BNP Paribas SA	UBS AG	Call	EUR	53.30	4/30/15	83,700	(342,463)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	Call	EUR	17.56	4/30/15	7,500	(5,271)
Koninklijke Philips NV	Deutsche Bank AG	Call	EUR	27.70	4/30/15	35,000	(8,717)
NH Hotel Group SA	Morgan Stanley & Co. International PLC	Call	EUR	4.77	4/30/15	155,000	(67,930)
Royal Dutch Shell PLC, A Shares	Morgan Stanley & Co. International PLC	Call	EUR	28.04	4/30/15	60,000	(30,159)
Statoil ASA	Morgan Stanley & Co. International PLC	Call	NOK	139.23	4/30/15	75,000	(76,750)
Statoil ASA	Morgan Stanley & Co. International PLC	Call	NOK	144.83	4/30/15	65,000	(43,597)
Unibail-Rodamco SE — REIT	Deutsche Bank AG	Call	EUR	257.00	4/30/15	6,500	(26,452)
AIA Group Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	47.81	5/04/15	272,600	(60,950)
Nordea Bank AB	JPMorgan Chase Bank N.A.	Call	SEK	110.55	5/05/15	92,000	(7,904)
Schneider Electric SE	Morgan Stanley & Co. International PLC	Call	EUR	70.53	5/05/15	53,800	(132,594)
Statoil ASA	Bank of America N.A.	Call	NOK	138.69	5/05/15	124,000	(139,974)
AXA SA	Morgan Stanley & Co. International PLC	Call	EUR	23.56	5/06/15	153,550	(97,745)
Beijing Enterprises Water Group Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	4.94	5/06/15	624,000	(29,051)
BP PLC	Bank of America N.A.	Call	GBP	4.51	5/06/15	649,600	(65,323)
Coway Co. Ltd.	UBS AG	Call	KRW	91,147.00	5/06/15	17,700	(49,828)
Crest Nicholson Holdings PLC	Goldman Sachs International	Call	GBP	4.19	5/06/15	85,000	(23,824)
Diageo PLC	Goldman Sachs International	Call	GBP	19.40	5/06/15	120,000	(32,610)
Henkel AG & Co. KGaA	Bank of America N.A.	Call	EUR	111.58	5/06/15	23,400	(41,235)
Hermes Microvision, Inc.	Citibank N.A.	Call	TWD	1,890.05	5/06/15	29,000	(40,542)
Kennedy Wilson Europe Real Estate PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.10	5/06/15	17,500	(2,510)
NH Hotel Group SA	Bank of America N.A.	Call	EUR	4.71	5/06/15	69,600	(35,285)
Novartis AG	UBS AG	Call	CHF	99.23	5/06/15	50,700	(42,570)
Roche Holding AG	UBS AG	Call	CHF	263.07	5/06/15	21,000	(177,804)
Samsonite International SA	UBS AG	Call	HKD	26.05	5/06/15	231,300	(45,250)
SAP SE	UBS AG	Call	EUR	68.21	5/06/15	63,000	(83,714)
Vodafone Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.29	5/06/15	105,000	(4,094)
Wacker Chemie AG	Goldman Sachs International	Call	EUR	110.44	5/06/15	11,800	(41,014)
Liberty Global PLC, Class A	Morgan Stanley & Co. International PLC	Call	USD	53.90	5/07/15	66,300	(55,000)
Adecco SA	JPMorgan Chase Bank N.A.	Call	CHF	82.11	5/08/15	29,100	(26,709)
Lloyds Banking Group PLC	JPMorgan Chase Bank N.A.	Call	GBP	0.80	5/08/15	1,749,400	(26,937)
Lloyds Banking Group PLC	UBS AG	Call	GBP	0.79	5/08/15	1,000,000	(21,122)
Aalberts Industries NV	Goldman Sachs International	Call	EUR	29.51	5/12/15	26,500	(17,124)
Green REIT PLC	Goldman Sachs International	Call	EUR	1.65	5/12/15	147,000	(6,490)
Kennedy Wilson Europe Real Estate PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.10	5/12/15	17,500	(2,824)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	Call	EUR	17.56	5/12/15	7,500	(5,667)
Shire PLC — ADR	Citibank N.A.	Call	USD	255.19	5/12/15	11,500	(41,479)
AIA Group Ltd.	Goldman Sachs International	Call	HKD	47.24	5/13/15	317,400	(80,221)
AXA SA	UBS AG	Call	EUR	23.56	5/13/15	153,550	(36,602)

MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

As of March 31, 2015, over-the-counter options written as were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Beijing Enterprises Water Group Ltd.	Goldman Sachs International	Call	HKD	5.00	5/13/15	624,000	$(25,761)
Crest Nicholson Holdings PLC	UBS AG	Call	GBP	4.34	5/13/15	80,000	(16,051)
NH Hotel Group SA	UBS AG	Call	EUR	4.77	5/13/15	50,000	(23,859)
Nordea Bank AB	Goldman Sachs International	Call	SEK	106.27	5/13/15	275,000	(77,945)
Sacyr SA	Deutsche Bank AG	Call	EUR	4.13	5/13/15	372,000	(33,020)
Samsonite International SA	UBS AG	Call	HKD	26.05	5/13/15	231,300	(47,318)
Wacker Chemie AG	Goldman Sachs International	Call	EUR	110.44	5/13/15	11,800	(38,553)
SABMiller PLC	Goldman Sachs International	Call	GBP	35.84	5/18/15	72,100	(129,967)
NH Hotel Group SA	UBS AG	Call	EUR	4.77	5/19/15	50,000	(24,711)
Aalberts Industries NV	Goldman Sachs International	Call	EUR	29.71	5/20/15	23,000	(13,463)
BAE Systems PLC	Deutsche Bank AG	Call	GBP	5.29	5/20/15	315,000	(29,354)
China Construction Bank Corp., Class H	UBS AG	Call	HKD	6.54	5/20/15	1,680,000	(30,423)
Crest Nicholson Holdings PLC	Goldman Sachs International	Call	GBP	4.36	5/20/15	80,000	(15,261)
Kennedy Wilson Europe Real Estate PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.00	5/20/15	35,000	(9,785)
Kennedy Wilson Europe Real Estate PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.10	5/20/15	17,500	(3,224)
Kingspan Group PLC	Bank of America N.A.	Call	EUR	17.75	5/20/15	7,500	(5,480)
Mitsubishi Estate Co. Ltd.	UBS AG	Call	JPY	2,814.87	5/20/15	84,000	(64,219)
Nabtesco Corp.	Morgan Stanley & Co. International PLC	Call	JPY	3,514.80	5/20/15	30,000	(26,636)
Samsonite International SA	UBS AG	Call	HKD	27.09	5/20/15	302,400	(43,657)
Shinsei Bank Ltd.	UBS AG	Call	JPY	240.20	5/20/15	701,000	(55,318)
Vodafone Group PLC	Deutsche Bank AG	Call	GBP	2.23	5/20/15	662,000	(52,046)
Crest Nicholson Holdings PLC	UBS AG	Call	GBP	4.53	5/21/15	80,000	(10,609)
Qunar Cayman Islands Ltd. — ADR	Morgan Stanley & Co. International PLC	Call	USD	39.16	5/21/15	49,900	(201,654)
Kingspan Group PLC	Bank of America N.A.	Call	EUR	17.75	5/27/15	7,500	(5,765)
Nabtesco Corp.	Morgan Stanley & Co. International PLC	Call	JPY	3,514.80	5/27/15	30,000	(28,813)
Samsonite International SA	UBS AG	Call	HKD	27.09	5/27/15	302,400	(46,306)
Kingspan Group PLC	Bank of America N.A.	Call	EUR	17.89	6/03/15	10,000	(5,107)
NH Hotel Group SA	Bank of America N.A.	Call	EUR	5.17	6/03/15	50,000	(11,152)
Shinsei Bank Ltd.	UBS AG	Call	JPY	241.39	6/03/15	701,000	(60,486)
Total							$(8,908,963)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

6	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

As of March 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$14,127,882	—	$14,127,882
Canada	$30,757,967	—	—	30,757,967
China	36,141,847	11,992,466	—	48,134,313
France	—	51,905,380	—	51,905,380
Germany	—	47,401,659	—	47,401,659
Hong Kong	5,195,466	12,821,622	—	18,017,088
India	15,409,721	9,844,057	—	25,253,778
Indonesia	—	9,157,574	—	9,157,574
Ireland	38,098,002	5,788,649	—	43,886,651
Israel	18,939,200	—	—	18,939,200
Italy	—	19,270,991	—	19,270,991
Japan	—	70,687,473	—	70,687,473
Mexico	5,273,351	—	—	5,273,351
Netherlands	—	36,552,799	—	36,552,799
New Zealand	—	8,349,069	—	8,349,069
Norway	—	10,847,545	—	10,847,545
Peru	4,851,735	—	—	4,851,735
South Africa	—	7,715,568	—	7,715,568
South Korea	—	23,249,560	—	23,249,560
Spain	—	13,008,384	—	13,008,384
Sweden	—	12,235,728	—	12,235,728
Switzerland	11,712,509	60,993,580	—	72,706,089
Taiwan	4,564,877	6,583,792	—	11,148,669
United Kingdom	22,834,533	131,754,189	$4,547,661	159,136,383
United States	7,284,975	12,534,238	—	19,819,213
Investment Companies	7,000,926	—	—	7,000,926
Preferred Stocks	—	—	6,333,827	6,333,827
Warrants	—	192,606	—	192,606
Short-Term Securities	48,595,565	—	—	48,595,565

Total	$256,660,674	$577,014,811	$10,881,488	$844,556,973

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,708,125)	$(9,254,631)	—	$(10,962,756)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,333,757	—	—	$1,333,757
Cash pledged as collateral for OTC derivatives	10,236,619	—	—	10,236,619
Cash pledged as collateral for exchange-traded options written	4,559,000	—	—	4,559,000
Liabilities:
Bank overdraft	—	$(36,010)	—	(36,010)

Total	$16,129,376	$(36,010)	—	$16,093,366

MARCH 31, 2015	7

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1 [1]	Transfers out of Level 1 [2]	Transfers into Level 2 [2]	Transfers out of Level 2 [1]
Assets:
Long-Term Investments:
Common Stocks	$13,257,820	—	—	$(13,257,820)
Warrants	—	$(225,422)	$225,422	—

Total	$13,257,820	$(225,422)	$225,422	$(13,257,820)

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2014	$4,688,215	$4,187,086	$8,875,301
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation	(140,554)	2,146,741	2,006,187
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of December 31, 2014	$4,547,661	$6,333,827	$10,881,488

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015	$(140,554)	$2,146,741	$2,006,187

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of March 31, 2015.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$4,547,661	Market Comparable Companies	Price to Tangible Book Value Multiple[1]	1.80x
Preferred Stocks[3]	6,333,827	Probability-Weighted Expected Return Model	Years to IPO [2]	1.2-3.2
			IPO Exit Probability[1]	75.00%
			Discount Rate[1]	25.00%
			Revenue Multiple[1]	0.84x-1.87x
Total	$10,881,488

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3]

For the period ended March 31, 2015, the valuation technique for certain investments classified as preferred stocks changed to a Probability-Weighted Expected Return Model. The investment was previously valued utilizing a market comparable company approach and options pricing model. A Probability-Weighted Expected Return Model was considered to be a more relevant measure of fair value for this investment which leverages recent secondary market transactions.

8	MARCH 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date: May 22, 2015